iShares
®
Global Infrastructure ETF
Schedule of Investments
(unaudited)
June 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Argentina  —  0 .3%
Corp. America Airports SA
(a) (b)
................ 1,259,117 $ 31,704,566
a
Australia  —  9 .4%
Atlas Arteria Ltd.
(a)
........................ 39,480,523 139,412,679
Dalrymple Bay Infrastructure Ltd. .............. 20,135,559 80,098,199
Qube Holdings Ltd. ....................... 71,897,806 253,870,106
Transurban Group ........................ 54,454,637 541,439,293
1,014,820,277
a
Brazil  —  0 .5%
Cia de Saneamento Basico do Estado de Sao Paulo
SABESP , ADR
(a)
........................ 6,833,607 39,498,248
Cia Paranaense de Energia - Copel , ADR ........ 1,338,230 15,590,380
55,088,628
a
Canada  —  8 .1%
Enbridge, Inc. ........................... 7,894,862 428,128,917
Keyera Corp. ........................... 829,673 33,327,319
Pembina Pipeline Corp. .................... 2,102,696 97,288,145
South Bow Corp. ......................... 751,991 26,490,020
TC Energy Corp. ......................... 3,765,418 249,355,232
Westshore Terminals Investment Corp. .......... 1,303,402 34,426,539
869,016,172
a
China  —  3 .7%
Anhui Expressway Co. Ltd. , Class H
(a) (b)
.......... 16,330,000 30,461,873
Beijing Capital International Airport Co. Ltd. , Class H
(b)
76,566,000 14,182,341
CGN Power Co. Ltd. , Class H
(c)
............... 30,642,000 10,477,351
China Gas Holdings Ltd. .................... 8,312,200 5,496,076
China Longyuan Power Group Corp. Ltd. , Class H .. 9,553,000 6,100,200
China Merchants Port Holdings Co. Ltd. ......... 47,758,000 75,290,682
China Resources Power Holdings Co. Ltd.
(a)
....... 6,306,000 13,630,240
COSCO SHIPPING Energy Transportation Co. Ltd. ,
Class H ............................. 4,678,000 8,249,136
COSCO SHIPPING Ports Ltd.
(b)
............... 56,242,000 32,173,480
Huaneng Power International, Inc. , Class H ....... 11,856,000 8,292,474
Jiangsu Expressway Co. Ltd. , Class H
(a) (b)
........ 49,640,000 58,035,330
Kunlun Energy Co. Ltd. ..................... 11,078,000 9,082,354
Shenzhen Expressway Corp. Ltd. , Class H
(a) (b)
..... 24,632,000 20,099,506
Shenzhen International Holdings Ltd.
(a)
.......... 56,527,500 38,402,291
Sichuan Expressway Co. Ltd. , Class H
(a) (b)
........ 25,034,000 13,736,003
Zhejiang Expressway Co. Ltd. , Class H
(b)
......... 67,406,000 51,003,318
394,712,655
a
France  —  6 .2%
Aeroports de Paris SA
(a)
.................... 1,567,541 204,398,662
Engie SA .............................. 5,363,908 168,826,444
Gaztransport Et Technigaz SA ................ 134,387 28,479,797
Getlink SE ............................. 12,732,926 270,657,200
672,362,103
a
Germany  —  3 .4%
E.ON SE .............................. 6,412,251 131,860,846
Fraport AG Frankfurt Airport Services Worldwide .... 1,276,934 106,574,803
RWE AG .............................. 1,934,791 125,122,943
363,558,592
a
Italy  —  2 .9%
Enav SpA
(c)
............................. 10,343,346 61,444,296
Enel SpA .............................. 22,330,720 256,142,009
317,586,305
a
Security Shares Value
a
Japan  —  1 .1%
Japan Airport Terminal Co. Ltd. ............... 3,783,500 $ 118,039,628
a
Mexico  —  7 .3%
Grupo Aeroportuario del Centro Norte SAB de CV ,
ADR
(a) (b)
............................. 1,365,042 154,372,600
Grupo Aeroportuario del Pacifico SAB de CV , ADR
(b)
. 1,657,173 419,529,917
Grupo Aeroportuario del Sureste SAB de CV , ADR
(b)
. 697,659 213,972,015
787,874,532
a
New Zealand  —  3 .0%
Auckland International Airport Ltd. ............. 68,848,321 326,821,199
a
Norway  —  0 .2%
Frontline PLC ........................... 515,477 17,882,993
a
Singapore  —  1 .8%
Hutchison Port Holdings Trust ................ 205,320,700 35,109,840
SATS Ltd. .............................. 36,434,618 127,868,663
SIA Engineering Co. Ltd.
(a) (b)
.................. 10,048,200 26,905,544
189,884,047
a
Spain  —  9 .2%
Aena SME SA
(c)
.......................... 18,044,223 549,854,723
Iberdrola SA ............................ 17,968,263 447,222,433
997,077,156
a
Switzerland  —  2 .2%
Flughafen Zurich AG , Registered .............. 773,134 239,159,147
a
United Kingdom  —  3 .2%
National Grid PLC ........................ 14,367,430 236,972,403
SSE PLC .............................. 3,503,194 113,021,892
349,994,295
a
United States  —  36 .4%
American Electric Power Co., Inc. .............. 1,563,135 213,852,499
Antero Midstream Corp. .................... 1,199,903 27,297,793
Cheniere Energy, Inc. ...................... 778,836 186,149,592
Constellation Energy Corp. .................. 900,629 223,689,225
Dominion Energy, Inc. ...................... 2,467,882 168,531,662
DT Midstream, Inc. ........................ 367,728 53,960,407
Duke Energy Corp. ....................... 2,247,508 284,489,563
Entergy Corp. ........................... 1,307,301 150,156,593
Exelon Corp. ............................ 2,956,251 137,820,422
Kinder Morgan, Inc. ....................... 7,084,282 226,484,495
NextEra Energy, Inc. ...................... 5,884,192 516,455,532
ONEOK, Inc. ............................ 2,276,890 197,952,817
PG&E Corp. ............................ 6,352,311 106,845,871
Public Service Enterprise Group, Inc. ........... 1,442,606 117,081,903
Sempra ............................... 1,886,311 174,879,893
Sky Harbour Group Corp. , Class A
(a) (b)
........... 985,540 9,697,713
Southern Co. (The) ....................... 3,182,283 304,576,306
Targa Resources Corp. ..................... 776,748 208,277,209
Vistra Corp. ............................ 920,487 146,016,853
Williams Companies, Inc. (The) ............... 4,418,994 328,508,014
Xcel Energy, Inc. ......................... 1,709,605 137,281,281
3,920,005,643
a
Total Common Stocks — 98.9%
(Cost: $ 8,505,941,562 ) ............................... 10,665,587,938

Schedule of Investments
(unaudited) (continued)
June 30, 2026
iShares
®
Global Infrastructure ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Preferred Stocks
Brazil  —  0 .4%
Axia Energia SA , Class C, Preference Shares , NVS ,
ADR
(b)
............................... 89 $ 939
Axia Energia SA , Preference Shares , NVS , ADR .... 2,640,943 27,888,358
Cia Energetica de Minas Gerais , Preference Shares ,
ADR
(a) (b)
............................. 5,490,034 11,529,071
39,418,368
a
Total Preferred Stocks — 0.4%
(Cost: $ 28,989,687 ) ................................. 39,418,368
a
Total Long-Term Investments — 99.3%
(Cost: $ 8,534,931,249 ) ............................... 10,705,006,306
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(d) (e) (f)
...................... 226,549,839 226,617,804
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.62%
(d) (e)
............................ 17,936,526 17,936,526
a
Total Short-Term Securities — 2.3%
(Cost: $ 244,536,783 ) ................................ 244,554,330
Total Investments —  101.6%
(Cost: $ 8,779,468,032 ) ............................... 10,949,560,636
Liabilities in Excess of Other Assets — ( 1 .6 ) % ............... (170,210,268)
Net Assets — 100.0% ................................. $ 10,779,350,368
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
03/31/26
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/26
  Shares
Held at
06/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 17,139,661  $ 209,447,816
(a)
$ —  $ 10,951  $ 19,376  $ 226,617,804  226,549,839  $ 560,500
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 14,145,170  3,791,356
(a)
—  —  —  17,936,526  17,936,526  199,256  —
$ —  $ 10,951  $ 19,376
$ 244,554,330
$ 759,756  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
Global Infrastructure ETF
Schedule of Investments
(unaudited) (continued)
June 30, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index ......................................................... 75 09/18/26 $ 8,421 $ (208,453)
E-Mini Utilities Select Sector Index ......................................................... 434 09/18/26 40,006 190,303
MSCI EAFE Index .................................................................... 163 09/18/26 25,634 (138,588)
$ (156,738)
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,018,345,842  $ 4,647,242,096  $ —  $ 10,665,587,938
Preferred Stocks ......................................... 39,418,368  —  —  39,418,368
Short-Term Securities
Money Market Funds ...................................... 244,554,330  —  —  244,554,330
$ 6,302,318,540  $ 4,647,242,096  $ —  $ 10,949,560,636
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 190,303  $ —  $ —  $ 190,303
Liabilities
Equity Contracts ........................................... (347,041) —  —  (347,041)
$ (156,738) $ —  $ —  $ (156,738)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipt
NVS Non-Voting Shares